Allowance for trade and other receivables	12 Months Ended
Mar. 31, 2022
Statement [line items]
Allowance for trade and other receivables
5.	Allowance for trade and other receivables
Accounting Policy
The Company recognizes a loss allowance for expected credit losses on a financial asset that is at amortized cost or at fair value through other comprehensive income. Expected credit losses are forward looking and are measured in a way that is unbiased and represents a probability-weighted amount, takes into account the time value of money (values are discounted using the applicable effective interest rate) and uses reasonable and supportable information. The Company adopts the simplified approach permitted in IFRS 9 to apply lifetime expected credit losses to trade receivables and contract assets. Where credit risk is deemed low at the reporting date or to have not increased significantly, credit losses for the next 12 months are calculated.
Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Balance at the beginning	US$	168.1	Rs.	12,743.8	Rs.	13,606.8	Rs.	12,720.9
Allowances made during the year		20.0		1,512.6		500.1		1,528.5
Written off		(34.2)		(2,592.2)		(1,501.6)		(741.9)
Currency translation		(1.4)		(106.1)		138.5		99.3

Balance at the end	US$	152.5	Rs.	11,558.1	Rs.	12,743.8	Rs.	13,606.8